Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net earnings		$ 244,600,000	$ 145,500,000	$ 103,900,000
Adjustments to net earnings for items not affecting cash:
Depreciation and amortization		160,400,000	144,800,000	126,300,000
Equity-settled employee SBC		55,600,000	51,000,000.0	33,400,000
Total return swap fair value adjustments		(45,600,000)	0	0
Other charges		5,500,000	900,000	2,500,000
Finance costs		76,600,000	59,700,000	31,700,000
Income tax expense		62,000,000.0	58,100,000	32,100,000
Other		(8,300,000)	(8,200,000)	15,200,000
Changes in non-cash working capital items:
Accounts receivable		(402,200,000)	(133,300,000)	(102,400,000)
Inventories		244,200,000	(717,300,000)	(521,900,000)
Other current assets		8,800,000	(51,600,000)	(11,500,000)
Accounts payable, accrued and other current liabilities and provisions		106,500,000	813,400,000	556,900,000
Non-cash working capital changes		(42,700,000)	(88,800,000)	(78,900,000)
Net income tax paid		(78,400,000)	(65,100,000)	(39,400,000)
Net cash provided by operating activities		429,700,000	297,900,000	226,800,000
Investing activities:
Acquisitions		0	0	(314,700,000)
Purchase of computer software and property, plant and equipment		(125,100,000)	(109,000,000.0)	(52,200,000)
Proceeds from sale of assets		2,700,000	100,000	2,600,000
Net cash used in investing activities		(122,400,000)	(108,900,000)	(364,300,000)
Financing activities:
Lease payments		(48,300,000)	(46,000,000.0)	(40,000,000.0)
Issuance of capital stock		300,000	200,000	200,000
Repurchase of capital stock for cancellation		(35,600,000)	(34,600,000)	(35,900,000)
Purchase of treasury stock for stock-based plans		(82,300,000)	(44,900,000)	(20,600,000)
Proceeds from partial TRS settlement		5,000,000.0	0	0
SBC cash settlement		(66,700,000)	0	0
Finance costs paid	[1]	(65,500,000)	(50,000,000.0)	(26,000,000.0)
Net cash provided by (used in) financing activities		(311,400,000)	(208,500,000)	67,700,000
Net decrease in cash and cash equivalents		(4,100,000)	(19,500,000)	(69,800,000)
Cash and cash equivalents, beginning of year		374,500,000	394,000,000.0	463,800,000
Cash and cash equivalents, end of year		370,400,000	374,500,000	394,000,000.0
Revolving Loans
Financing activities:
Borrowings under credit facility		0	0	220,000,000.0
Amount repaid		0	0	(220,000,000.0)
Term Loans
Financing activities:
Borrowings under credit facility		0	0	365,000,000.0
Amount repaid		$ (18,300,000)	$ (33,200,000)	$ (175,000,000.0)

[1]	Finance costs paid include debt issuance costs paid of $0.4 in 2023 (2022— $0.8; 2021 — $3.6).